Long-term Employee Benefits - Schedule of Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of return on plan assets to determine net cost	5.21%	5.23%
Pension Plan [Member] | Successor [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate to determine benefit obligations	3.23%	4.11%
Discount rate to determine net cost	4.11%	4.15%
Rate of future compensation increases to determine benefit obligation	3.57%	3.52%
Rate of future compensation increases to determine net cost	3.52%	3.69%
Rate of return on plan assets to determine net cost	5.23%	5.22%
Pension Plan [Member] | Predecessor [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate to determine benefit obligations			3.38%
Discount rate to determine net cost			4.73%
Rate of future compensation increases to determine benefit obligation			3.16%
Rate of future compensation increases to determine net cost			3.33%
Rate of return on plan assets to determine net cost			7.71%
Other Postretirement Benefit Plan [Member] | Successor [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate to determine benefit obligations	1.50%	4.80%
Discount rate to determine net cost	4.80%	4.20%
Rate of future compensation increases to determine benefit obligation	0.00%	0.00%
Rate of future compensation increases to determine net cost	0.00%	0.00%
Other Postretirement Benefit Plan [Member] | Predecessor [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate to determine benefit obligations			4.86%
Discount rate to determine net cost			7.28%
Rate of future compensation increases to determine benefit obligation			3.00%
Rate of future compensation increases to determine net cost			4.00%